OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2021	2020
Contract liabilities	$635	$602
Lease liabilities	434	405
Regulatory liabilities(1)	130	3
Pension obligations	77	98
Concession payment liability	10	11
Due to related parties	34	11
Other	120	116
	$1,440	$1,246
(1)Regulatory liabilities are related to the regulated pricing mechanism at certain of Brookfield Renewable’s Spanish assets.
Contract liabilities are the result of the amendment to the energy revenue agreement between Brookfield and several entities owned by Brookfield Renewable in the United States. See Note 24 – Other long-term assets, for additional details regarding Brookfield Renewable’s contract balances. See Note 29 – Related party transactions, for additional details regarding Brookfield Renewable’s revenue agreements with Brookfield.